Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Future Minimum Lease Payments for Non-Cancellable Operating Leases

 The following are future minimum lease payments for non-cancellable operating leases having a remaining term in excess of one year at 31 March 2013:

Years ending 31 March (Millions of US dollars):
2014	$21.2
2015	19.7
2016	17.2
2017	7.2
2018	6.8
Thereafter	13.3

Total	$85.4